OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		12 Months Ended
	May 02, 2021	Mar. 31, 2023
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
April 1, 2023 to March 31, 2024		$ 28,056
April 1, 2024 to March 31, 2025		28,165
April 1, 2025 to March 31, 2026		28,165
April 1, 2026 to April 29, 2027		2,347
Total undiscounted lease payments		86,733
Less: inputed interest		(13,830)
Lease liability	$ 100,877	$ 72,903